Note 4 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 44,000	$ (37,000)	$ 4,000
Available-for-sale Securities	353,678,000	342,184,000
Held-to-maturity Securities Pledged as Collateral	45,645,000	46,784,000
Security One [Member] | Available For Sale Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss)			26,000
Security Two [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Available-for-sale Securities			0
Security Two [Member]
Other than Temporary Impairment Losses, Investments			150,000
Michigan Banks [Member]
Available-for-sale Securities	$ 500,000